Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net deferred tax assets
Deferred tax assets	SFr 83	SFr 259
Net operating loss carry-forwards, after allocation of valuation allowances	12	138
Temporary differences	71	121
Deferred tax liabilities	178	670
Deferred Tax Assets (Liabilities), Net	(95)	SFr (411)
Increase (Decrease) Deferred Tax Assets	SFr 316